Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 176,120
Ending balance	177,446	€ 176,120
Deferred Transaction Costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	452	428
Costs deferred during the year	29	28
Amortization through income statement	(21)	(28)
Net exchange differences	(14)	25
Ending balance	€ 447	€ 452